Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - shares	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Dilutive potential shares from stock options [Member]
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	0	0	0	0